Investment Holdings	12 Months Ended
Sep. 30, 2011
Schedule of Investments [Line Items]
Investment Holdings [Text Block]

NOTE 4 – INVESTMENT IN AVAILABLE FOR SALE SECURITIES

The Company had a loan receivable from an unrelated party for 41,000 plus interest.   In September 2011, the Company received shares in a publicly traded company which we classified as available for sale and measured them at market value (fair value).  Changes in unrealized gains or losses are recorded in other comprehensive income as a component of shareholder’s equity.  The Company used level 1 inputs for its valuation methodology and the fair value was determined to be approximately 138,000, net of income taxes of 0.